Shareholders' Equity (Schedule of Fair Value of Restricted Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Restricted stock and performance share units
Additional information related to restricted stock and performance share awards and restricted stock units
Fair value	$ 142	$ 156	$ 116
Unrecognized compensation cost	$ 133	$ 154	$ 200
Weighted average remaining period to expense, years	1 year 3 months	1 year 3 months	2 years
Restricted stock units
Additional information related to restricted stock and performance share awards and restricted stock units
Fair value	$ 237	$ 218	$ 189
Unrecognized compensation cost	$ 628	$ 570	$ 497
Weighted average remaining period to expense, years	1 year 8 months	1 year 8 months	2 years 1 month